Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ (629)	$ (2,188)	$ 155
Other comprehensive income (loss), net of tax :
Currency translation adjustments arising during the period	103	64	(106)
Foreign currency translation adjustments	103	64	(106)
Unrealized gains (losses) arising during the period	1	6
Less : reclassification adjustment for (income) losses included in net income (loss)			(33)
Unrealized gains (losses) on securities	1	6	(33)
Unrealized gains (losses) arising during the period	36	30	(13)
Less : reclassification adjustment for (income) losses included in net income (loss)	(29)	59	(112)
Unrealized gains (losses) on derivatives	7	89	(125)
Prior service cost arising during the period	(5)	(4)
Net gains (losses) arising during the period	74	(20)	(72)
Less : amortization of prior service cost included in net periodic pension cost	5	5	1
Defined benefit pension plans	74	(19)	(71)
Other comprehensive income (loss), net of tax	185	140	(335)
Comprehensive income (loss)	(444)	(2,048)	(180)
Less : comprehensive income (loss) attributable to noncontrolling interest	(134)	(1,014)	(521)
Comprehensive income (loss) attributable to the company's stockholders	$ (310)	$ (1,034)	$ 341